Capital and Treasury Stock	12 Months Ended
Jan. 01, 2012
Capital and Treasury Stock / Accumulated Other Comprehensive Income [Abstract]
Capital and Treasury Stock

12.     Capital and Treasury Stock

Changes in treasury stock were:

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at December 28, 2008	350,665	$19,033
Employee compensation and stock option plans	(22,257)	(1,383)
Repurchase of common stock	37,114	2,130

Balance at January 3, 2010	365,522	19,780
Employee compensation and stock option plans	(28,866)	(1,794)
Repurchase of common stock	45,090	2,797

Balance at January 2, 2011	381,746	20,783
Employee compensation and stock option plans	(26,007)	(1,649)
Repurchase of common stock	39,741	2,525

Balance at January 1, 2012	395,480	$21,659

Aggregate shares of Common Stock issued were approximately 3,119,843,000 shares at the end of 2011, 2010 and 2009.

Cash dividends paid were $2.25 per share in 2011, compared with dividends of $2.11 per share in 2010, and $1.93 per share in 2009.